TAXATION (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
SCHEDULE OF RECONCILIATION OF EFFECTIVE TAX RATE

Reconciliation between the statutory rate and the effective tax rate is as follows for the six months ended June 30, 2026 and 2025.

	2026	2025
PRC statutory tax rate	25%	25%
Foreign loss not recognized in PRC	(4)%	(20)%
Permanent difference and others	(15)%	(5)%
Effect of accelerated deductions on research and development expenses	(6)%	0%
Effective tax rate	0%	0%

SCHEDULE OF DEFERRED TAX ASSETS

The Company’s deferred tax assets were as follows:

	June 30, 2026	December 31, 2025

Tax effect of net operating losses carried forward	4,013,106	1,861,594
Valuation allowance	(4,013,106)	(1,861,594)
Deferred tax assets, net	$-	$-

There were no uncertain tax positions as of June 30, 2026 and December 31, 2025, and the Company does not believe that this will change over the next twelve months.